PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 13.0%
435,964
Alphabet, Inc. - Class A
$ 72,304,629
4.7
40,304  Alphabet, Inc. - Class
C
6,738,426
0.5
5,269
(1)(2)
Epic Games, Inc.
3,356,933
0.2
132,001  Meta Platforms, Inc.
- Class A
75,562,652
4.9
36,777
(3)
Netflix, Inc.
26,084,823
1.7
131,221
(3)
Pinterest, Inc. - Class A
4,247,624
0.3
28,369
(3)
Spotify Technology SA
10,454,827
0.7
198,749,914
13.0
Consumer Discretionary : 14.6%
638,084
(3)
Amazon.com, Inc.
118,894,192
7.7
1,884
Booking Holdings, Inc.
7,935,634
0.5
293,049
(3)
Chipotle Mexican Grill,
Inc.
16,885,483
1.1
306,993
(3)
Coupang, Inc.
7,536,678
0.5
88,012
Dollar General Corp.
7,443,175
0.5
10,100
(3)
Duolingo, Inc.
2,848,402
0.2
14,920
Ferrari NV
7,014,041
0.4
57,256
(3)
Floor & Decor
Holdings, Inc. - Class A
7,109,478
0.5
20,829
(3)
Lululemon Athletica,
Inc.
5,651,949
0.4
117,437
(3)(4)
Rivian Automotive, Inc.
- Class A
1,317,643
0.1
122,400
Starbucks Corp.
11,932,776
0.8
112,749
(3)
Tesla, Inc.
29,498,521
1.9
224,067,972
14.6
Consumer Staples : 0.2%
20,900
PepsiCo, Inc.
3,554,045
0.2
Financials : 1.9%
181,550
Charles Schwab Corp.
11,766,255
0.8
21,563
Chubb Ltd.
6,218,554
0.4
60,620
(3)
Fiserv, Inc.
10,890,383
0.7
28,875,192
1.9
Health Care : 10.8%
23,384
(3)
Argenx SE, ADR
12,675,999
0.8
28,186
Cigna Group
9,764,758
0.6
60,258
Danaher Corp.
16,752,929
1.1
63,136
Eli Lilly & Co.
55,934,708
3.6
4,500
(3)
IDEXX Laboratories,
Inc.
2,273,490
0.2
49,756
(3)
Intuitive Surgical, Inc.
24,443,630
1.6
69,172
(3)
Legend Biotech Corp.,
ADR
3,370,752
0.2
6,756
(3)
Natera, Inc.
857,674
0.1
17,770
Stryker Corp.
6,419,590
0.4
16,934  Thermo Fisher
Scientific, Inc.
10,474,864
0.7
39,778  UnitedHealth Group,
Inc.
23,257,401
1.5
166,225,795
10.8
Industrials : 2.7%
37,823
Airbus SE
5,535,645
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
55,658  Old Dominion Freight
Line, Inc.
$ 11,055,905
0.7
24,662  Rockwell Automation,
Inc.
6,620,761
0.4
238,056
(3)
Uber Technologies,
Inc.
17,892,289
1.2
41,104,600
2.7
Information Technology : 53.7%
20,540
(3)
Adobe, Inc.
10,635,201
0.7
71,332
(3)
Advanced Micro
Devices, Inc.
11,704,155
0.8
29,352  Amphenol Corp.
- Class A
1,912,576
0.1
908,468
Apple, Inc.
211,673,044
13.8
46,372
(3)
AppLovin Corp. - Class
A
6,053,865
0.4
17,046
ASML Holding N.V.
14,203,580
0.9
38,082
(3)
Atlassian Corp. - Class
A
6,047,802
0.4
35,172
(3)
Autodesk, Inc.
9,689,183
0.6
142,176
(3)
Dynatrace, Inc.
7,602,151
0.5
15,104
(3)
HubSpot, Inc.
8,029,286
0.5
32,398
Intuit, Inc.
20,119,158
1.3
7,871
(1)(2)
Magic Leap, Inc. -
Class A
—
—
66,670  Mastercard, Inc.
- Class A
32,921,646
2.1
450,345
Microsoft Corp.
193,783,454
12.6
2,099
(3)
Monday.com Ltd.
583,039
0.0
5,995
(3)
MongoDB, Inc.
1,620,748
0.1
1,310,171
NVIDIA Corp.
159,107,166
10.4
24,512  Roper Technologies,
Inc.
13,639,457
0.9
17,771
Salesforce, Inc.
4,864,100
0.3
30,085
(3)
ServiceNow, Inc.
26,907,723
1.8
226,183
(3)
Shopify, Inc. - USD
- Class A
18,126,306
1.2
26,072
(3)
Snowflake, Inc. - Class
A
2,994,630
0.2
51,440
(1)(2)
Stripe, Inc. - Class B
1,337,440
0.1
21,646
(3)
Synopsys, Inc.
10,961,318
0.7
30,746
(3)
Teledyne Technologies,
Inc.
13,456,294
0.9
135,114
Visa, Inc. - Class A
37,149,594
2.4
825,122,916
53.7
Materials : 0.6%
20,372
Linde PLC US
9,714,592
0.6
Real Estate : 0.2%
41,955
(4)
Lineage, Inc.
3,288,433
0.2
Total Common Stock
(Cost $953,766,238)
1,500,703,459
97.7
PREFERRED STOCK : 0.7%
Consumer Discretionary : 0.2%
38,487
(1)(2)
Rappi, Inc. - Series E
874,425
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Consumer Discretionary: (continued)
37,201
(1)(2)
Sila Nanotechnologies,
Inc., - Series F
$ 727,421
0.0
18,931
(1)(2)
Waymo LLC., Series
A-2
1,518,266
0.1
3,120,112
0.2
Health Care : 0.4%
20,626
Sartorius AG
5,799,621
0.4
Industrials : 0.1%
159,700
(1)(2)
GM Cruise Holdings,
LLC Class F
932,648
0.1
132,943
(1)(2)
Nuro, Inc. - Series C
543,737
0.0
1,476,385
0.1
Total Preferred Stock
(Cost $17,718,201)
10,396,118
0.7
Total Long-Term
Investments
(Cost $971,484,439)
1,511,099,577
98.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.7%
Repurchase Agreements : 0.3%
1,071,014
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,071,161,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,092,434, due
10/01/27-01/01/57)
1,071,014
0.1
1,071,014
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,071,161,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,092,434, due
05/01/26-08/20/74)
1,071,014
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,071,014
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,071,161,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,092,434, due
07/15/28-09/01/54)
$ 1,071,014
0.1
813,984
(5)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $814,093,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $830,264, due
10/01/24-09/09/49)
813,984
0.0
Total Repurchase
Agreements
(Cost $4,027,026)
4,027,026
0.3
Time Deposits : 0.0%
100,000
(5)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 100,000
0.0
100,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 100,000
0.0
100,000
(5)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 100,000
0.0
100,000
(5)
Royal Bank of Canada,
4.830
%,
10/01/2024 100,000
0.0
100,000
(5)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 100,000
0.0
Total Time Deposits
(Cost $500,000)
500,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.4%
22,102,144
(6)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $22,102,144) $ 22,102,144 1.4
Total Short-Term
Investments
(Cost $26,629,170)
$ 26,629,170
1.7
Total Investments in
Securities
(Cost $998,113,609) $ 1,537,728,747 100.1
Liabilities in Excess
of Other Assets (1,246,238) (0.1)
Net Assets $ 1,536,482,509 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(2)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $9,290,870 or 0.6% of net assets. Please refer to the table below for additional details.
(3)
Non-income producing security.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 195,392,981 $ — $ 3,356,933 $ 198,749,914
Consumer Discretionary 224,067,972 — — 224,067,972
Consumer Staples 3,554,045 — — 3,554,045
Financials 28,875,192 — — 28,875,192
Health Care 166,225,795 — — 166,225,795
Industrials 35,568,955 5,535,645 — 41,104,600
Information Technology 823,785,476 — 1,337,440 825,122,916
Materials 9,714,592 — — 9,714,592
Real Estate 3,288,433 — — 3,288,433
Total Common Stock 1,490,473,441 5,535,645 4,694,373 1,500,703,459
Preferred Stock — 5,799,621 4,596,497 10,396,118
Short-Term Investments 22,102,144 4,527,026 — 26,629,170
Total Investments, at fair value $ 1,512,575,585 $ 15,862,292 $ 9,290,870 $ 1,537,728,747
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
At September 30, 2024, VY
®
T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Epic Games, Inc. 6/18/2020 $ 3,029,675 $ 3,356,933
GM Cruise Holdings, LLC Class F 5/7/2019 2,914,525 932,648
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 —
Nuro, Inc. - Series C 10/30/2020 1,735,518 543,737
Rappi, Inc. - Series E 9/8/2020 2,299,446 874,425
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 727,421
Stripe, Inc. - Class B 12/17/2019 807,094 1,337,440
Waymo LLC., Series A-2 5/8/2020 1,625,552 1,518,266
$ 17,772,170 $ 9,290,870
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 562,003,342
Gross Unrealized Depreciation (22,388,204)
Net Unrealized Appreciation $ 539,615,138